As Filed with the Securities and Exchange Commission on April 14, 2005

File Nos. 333-54464

811-03365

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 185	☒

(Check Appropriate Box or Boxes)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

(Exact Name of Registrant)

METLIFE INVESTORS USA INSURANCE COMPANY
(Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California	92660
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

(Depositor’s Telephone Number, including Area Code)

(800) 989-3752

(Name and Address of Agent for Service)

Richard C. Pearson

Executive Vice President

MetLife Investors USA Insurance Company

22 Corporate Plaza Drive

Newport Beach, California 92660

(949) 629-1317

Copies to:

W. Thomas Conner

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004

(202) 383-0590

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2005 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

The prospectus and statement of additional information, each dated May 1, 2004 for the Series VA contracts included in Post-Effective Amendment No. 5 to the registration statement on Form N-4 (File No. 333-54464) filed on April 27, 2004 pursuant to paragraph (b) of Rule 485, are incorporated herein by reference.

The supplement dated August 2, 2004 to the prospectus dated May 1, 2004 for the Series VA contracts included in Post-Effective Amendment No. 6 to the registration statement on Form N-4 (File No. 333-54464) filed on July 15, 2004 pursuant to paragraph (b) of Rule 485, is incorporated herein by reference.

The supplement dated November 3, 2004 to the prospectus dated May 1, 2004 for the Series VA contracts included in Post-Effective Amendment No. 7 to the registration statement on Form N-4 (File No. 333-54464) filed on November 1, 2004 pursuant to paragraph (b) of Rule 485, is incorporated herein by reference.

The prospectus and statement of additional information, each dated May 1, 2005 for the Series VA contracts included in Post-Effective Amendment No. 8 to the registration statement on Form N-4 (File No. 333-54464) filed on January 18, 2005, pursuant to paragraph (a) (1) of Rule 485 is incorporated herein by reference.

The prospectus and statement of additional information, each dated May 1, 2005 for the Series VA contracts included in Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 333-54464) filed on March 17, 2005, pursuant to paragraph (b) (iii) of Rule 485 is incorporated herein by reference.

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements

The following financial statements of the Separate Account are included in Part B hereof (to be updated by Amendment):

1.	Report of Independent Auditors.

2.	Statement of Assets and Liabilities as of December 31, 2003.

3.	Statement of Operations for the year ended December 31, 2003.

4.	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

5.	Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof (to be updated by Amendment):

1.	Report of Independent Auditors.

2.	Balance Sheets as of December 31, 2003 and 2002.

3.	Statements of Income for the years ended December 31, 2003, 2002 and 2001.

4.	Statements of Stockholder’s Equity for the years ended December 31, 2003, 2002 and 2001.

5.	Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

6.	Notes to Financial Statements.

b. Exhibits

1.	Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2.	Not Applicable.

3. (i)	Principal Underwriter’s and Selling Agreement (effective January 1, 2001)(6)

(ii)	Amendment to Principal Underwriter’s and Selling Agreement (effective January 1, 2002)(6)

4. (i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

(ii)	Enhanced Dollar Cost Averaging Rider(1)

(iii)	Three Month Market Entry Rider(1)

(iv)	Death Benefit Rider - Principal Protection(1)

(v)	Death Benefit Rider - Compounded-Plus(1)

(vi)	Death Benefit Rider - (Annual Step-Up)(1)

(vii)	Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

(viii)	Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

(ix)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

(x)	Terminal Illness Rider(1)

(xi)	Individual Retirement Annuity Endorsement(1)

(xii)	Roth Individual Retirement Annuity Endorsement(1)

(xiii)	401 Plan Endorsement(1)

(xiv)	Tax Sheltered Annuity Endorsement(1)

(xv)	Unisex Annuity Rates Rider(1)

(xvi)	Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company)(3)

(xvii)	Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

(xviii)	Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

(xix)	Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04)(6)

(xx)	Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

(xxi)	Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

(xxii)	401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

(xxiii)	Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

(xxiv)	Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

(xxv)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2(5/05)(7)

(xxvi)	Form of Enhanced Dollar Cost Averaging Rider 8013-1(05/05)(7)

(xxvii)	Form of Three Month Market Entry Rider 8014-1 (05/05)(7)

(xxviii)	Form of Contract Schedule (GMIB Plus or GMIB III) (to be filed by Amendment)

5. (i)	Form of Variable Annuity Application(2)

(ii)	Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)

(iii)	Form of Variable Annuity Application 8029 (1/05) APPVA105USAVA(7)

6. (i)	Copy of Restated Articles of Incorporation of the Company(6)

(ii)	Copy of the Bylaws of the Company(6)

(iii)	Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)

(iv)	Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

(v)	Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

(vi)	Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

(vii)	Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)

(viii)	Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed1/8/01 and signed 12/18/00(6)

7. (i)	Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company(4)

(ii)	Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(4)

8. (i)	Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company(3)

(ii)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

9.	Opinion and Consent of Counsel(5)

10. (i)	Consent of Independent Registered Public Accounting Firm (to be filed by Amendment)

(ii)	Consent of Counsel (Sutherland Asbill & Brennan LLP) (to be filed by Amendment)

(iii)	Consent of Counsel (Metlife Investors USA Insurance Company) (to be filed by Amendment)

11.	Not Applicable.

12.	Not Applicable.

13.	Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper.(5)

(1)	incorporated herein by reference to Registrant’s Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2)	incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(4)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

(5)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(6)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(7)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Michael K. Farrell 22 Corporate Plaza Drive Newport Beach, CA 92660	Chairman of the Board, President, Chief Executive Officer and Director

Susan A. Buffum 334 Madison Avenue Convent Station, NJ 07961	Director

James P. Bossert 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Chief Financial Officer and Director

Michael R. Fanning 501 Boylston Street Boston, MA 02116	Director

Elizabeth M. Forget 260 Madison Avenue New York, NY 10016	Director

George Foulke 501 Route 22 Bridgewater, NJ 08807	Director

Hugh C. McHaffie 501 Boylston Street Boston, MA 02116	Executive Vice President and Director

Kevin J. Paulson 4700 Westown Parkway West Des Moines, IA 50266	Senior Vice President

Richard C. Pearson 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, General Counsel, Secretary and Director

Helayne F. Klier 260 Madison Avenue New York, NY 10016	Executive Vice President

Jeffrey A. Tupper 22 Corporate Plaza Drive Newport Beach, CA 92660	Assistant Vice President and Director

Debora L. Buffington 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President, Director of Compliance

Leonard M. Bakal 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Vice President

Roberto Baron 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Vice President

Betty Davis 1125 - 17th Street Denver, CO 80202	Vice President

Brian C. Kiel 501 Route 22 Bridgewater, NJ 08807	Vice President, Appointed Actuary

Christopher A. Kremer 501 Boylston Street Boston, MA 02116	Vice President

Marian J. Zeldin 501 Route 22 Bridgewater, NJ 08907	Vice President

Karen A. Johnson 501 Boylston Street Boston, MA 02116	Vice President

Deron J. Richens 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Henry K Sulikowski, Jr. 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101

Anthony J. Williamson 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES

AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

B.	MetLife Bank National Association (USA)

C.	Exeter Reassurance Company, Ltd. (Bermuda)

D.	MetLife Taiwan Insurance Company Limited (Taiwan)

E.	Metropolitan Tower Life Company (DE)

1.	TH Tower NGP, LLC (DE)

2.	Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

3.	TH Tower Leasing, LLC (DE)

F.	MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G.	MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

1.	MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

a)	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H.	MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

1.	MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

a)	Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

b)	Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I.	MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.	Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.	MetLife Securities, Inc. (DE)

L.	Enterprise General Insurance Agency, Inc. (DE)

1.	MetLife General Insurance Agency of Texas, Inc. (DE)

2.	MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.	Metropolitan Property and Casualty Insurance Company (RI)

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	Met P&C Managing General Agency, Inc. (TX)

5.	MetLife Auto & Home Insurance Agency, Inc. (RI)

6.	Metropolitan Group Property and Casualty Insurance Company (RI)

a)	Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

7.	Metropolitan Lloyds, Inc. (TX)

a)	Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

8.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

N.	Cova Corporation (MO)

1.	Texas Life Insurance Company (TX)

a)	Texas Life Agency Services, Inc. (TX)

b)	Texas Life Agency Services of Kansas, Inc. (KS)

2.	Cova Life Management Company (DE)

O.	MetLife Investors Insurance Company (MO)

1.	MetLife Investors Insurance Company of California (CA)

P.	First MetLife Investors Insurance Company

Q.	N.L. Holding Corp. (DEL) (NY)

1.	Nathan & Lewis Associates, Inc. (NY)

a)	Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

b)	Nathan and Lewis Associates of Texas, Inc. (TX)

R.	Walnut Street Securities, Inc. (MO)

1.	Walnut Street Advisers, Inc. (MO)

S.	Newbury Insurance Company, Limited

T.	MetLife Investors Group, Inc. (DE)

1.	MetLife Investors USA Insurance Company (DE)

2.	MetLife Investors Distribution Company (MO)

3.	Met Investors Advisory, LLC (DE)

4.	MetLife Investors Financial Agency, Inc. (TX)

U.	MetLife International Holdings, Inc. (DE)

1.	Natiloportem Holdings, Inc. (DE)

a)	Servicios Administrativos Gen, S.A. de C.V. (Mexico)

(1)	MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

(2)	MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

2.	MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

3.	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

4.	Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

5.	Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

a)	Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

6.	MetLife Insurance Company of Korea Limited (South Korea)

7.	Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

a)	Soma Seguradora, S.A. (Brazil)

V.	Metropolitan Life Insurance Company (NY)

1.	334 Madison Avenue BTP-D Holdings, LLC (DE)

2.	334 Madison Avenue BTP-E Holdings, LLC (DE)

3.	334 Madison Avenue Euro Investments, Inc. (DE)

a)	Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

(1)	Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

4.	St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

5.	One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

6.	CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

7.	GA Holding Corp. (MA)

8.	CRH Co., Inc. (MA)

9.	L/C Development Corporation (CA)

10.	Benefit Services Corporation (GA)

11.	Thorngate, LLC (DE)

12.	Alternative Fuel I, LLC (DE)

13.	Transmountain Land & Livestock Company (MT)

14.	MetPark Funding, Inc. (DE)

15.	HPZ Assets LLC (DE)

16.	MetDent, Inc. (DE)

17.	Missouri Reinsurance (Barbados), Inc. (Barbados)

18.	Metropolitan Tower Realty Company, Inc. (DE)

19.	P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

20.	MetLife (India) Private Ltd. (India)

21.	Metropolitan Marine Way Investments Limited (Canada)

22.	MetLife Private Equity Holdings, LLC (DE)

23.	Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

24.	23rd Street Investments, Inc. (DE)

a)	Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

b)	Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

25.	Metropolitan Realty Management, Inc. (DE)

26.	Hyatt Legal Plans, Inc. (DE)

a)	Hyatt Legal Plans of Florida, Inc. (FL)

27.	MetLife Holdings, Inc. (DE)

a)	MetLife Credit Corp. (DE)

b)	MetLife Funding, Inc. (DE)

28.	Bond Trust Account A (MA)

29.	Metropolitan Asset Management Corporation (DE)

a)	MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

(1)	MetLife Capital CFLI Holdings, LLC (DE)

(a)	MetLife Capital CFLI Leasing, LLC (DE)

b)	MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

c)	MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

d)	MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

e)	MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

f)	MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

30.	New England Life Insurance Company (MA)

a)	MetLife Advisers, LLC (MA)

b)	New England Securities Corporation (MA)

(1)	Hereford Insurance Agency, Inc. (MA)

c)	Omega Reinsurance Corporation (AZ)

31.	GenAmerica Financial, LLC (MO)

a)	GenAmerica Capital I (DE)

b)	General American Life Insurance Company (MO)

(1)	Paragon Life Insurance Company (MO)

(2)	GenAmerica Management Corporation (MO)

(3)	Reinsurance Group of America, Incorporated (MO)

(a)	Reinsurance Company of Missouri, Incorporated (MO)

(i)	RGA Reinsurance Company (MO)

(A)	Fairfield Management Group, Inc. (MO)

(aa)	Reinsurance Partners, Inc. (MO)

(bb)	Great Rivers Reinsurance Management, Inc. (MO)

(cc)	RGA (U.K.) Underwriting Agency Limited (United Kingdom)

(ii)	Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

(iii)	RGA Sigma Reinsurance SPC (Cayman Islands)

(iv)	RGA Americas Reinsurance Company, Ltd. (Barbados)

(v)	RGA Reinsurance Company (Barbados) Ltd. (Barbados)

(A)	RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

(vi)	RGA Life Reinsurance Company of Canada (Canada)

(vii)	RGA International Corporation (Nova Scotia)

(A)	RGA Financial Products Limited (Canada)

(viii)	RGA Holdings Limited (U.K.) (United Kingdom)

(A)	RGA UK Services Limited (United Kingdom)

(B)	RGA Capital Limited U.K. (United Kingdom)

(C)	RGA Reinsurance (UK) Limited (United Kingdom)

(ix)	RGA South African Holdings (Pty) Ltd. (South Africa)

(A)	RGA Reinsurance Company of South Africa Limited (South Africa)

(x)	RGA Australian Holdings PTY Limited (Australia)

(A)	RGA Reinsurance Company of Australia Limited (Australia)

(B)	RGA Asia Pacific PTY, Limited (Australia)

(xi)	General American Argentina Seguros de Vida, S.A. (Argentina)

(xii)	Malaysia Life Reinsurance Group Berhad (Malaysia)- 30% interest of Malaysia Life Reinsurance Group Berhad is held by Reinsurance Group of America, Incorporated.

(xiii)	RGA Technology Partners, Inc. (MO)

(xiv)	RGA International Reinsurance Company (Ireland)

32.	Corporate Real Estate Holdings, LLC (DE)

33.	Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

34.	Tower Resources Group, Inc. (DE)

35.	Headland Development Corporation (CA)

36.	Headland - Pacific Palisades, LLC (CA)

37.	Headland Properties Associates (CA)

38.	Krisman, Inc. (MO)

39.	Special Multi-Asset Receivables Trust (DE)

40.	White Oak Royalty Company (OK)

The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships (“MILPs”), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company (“NELICO”), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer’s shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.	NUMBER OF CONTRACT OWNERS

As of February 28, 2005, there were 20,548 qualified contract owners and 13,695 non-qualified contract owners of Class VA Contracts.

ITEM 28.	INDEMNIFICATION

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director’s duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

ITEM 29.	PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust;

MetLife Investors Variable Annuity Account One;

MetLife Investors Variable Annuity Account Five;

MetLife Investors Variable Life Account One;

MetLife Investors Variable Life Account Five; and

First MetLife Investors Variable Annuity Account One.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal Business Address	Positions and Offices with Depositor
Michael K. Farrell 10 Park Avenue Morristown, NJ 07962	Director

Craig W. Markham 13045 Tesson Ferry Road St. Louis, MO 63128	Director

William J. Toppeta 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Director

Leslie Sutherland 1 MetLife Plaza 27-01 Queens Plaza North Long Island, NY 11101	President

Timothy A. Spangenberg 13045 Tesson Ferry Road St. Louis, MO 63128	Executive Vice President, Chief Financial Officer

Elizabeth M. Forget 260 Madison Avenue New York, NY 10016	Executive Vice President, Chief Marketing Officer

Edward C. Wilson 22 Corporate Plaza Newport Beach, CA 92660	Executive Vice President, Chief Distribution Officer

Paul A. Lapiana 22 Corporate Plaza Newport Beach, CA 92660	Executive Vice President, Life Insurance Distribution Division

Helayne F. Klier 260 Madison Avenue New York, NY 10016	Executive Vice President

Richard C. Pearson 22 Corporate Plaza Newport Beach, CA 92660	Executive Vice President, General Counsel, Secretary

Anthony J. Williamson 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Treasurer

Charles M. Deuth 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Vice President, National Accounts

Deborah L Buffington 22 Corporate Plaza Newport Beach, CA 92660	Vice President, Director of Compliance

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name Of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$183,550,302	$0	$0	$0

ITEM 30.    Location of Accounts and Records

The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)	Registrant
(b)	Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
(c)	State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
(d)	MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
(e)	MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
(f)	Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607
(g)	Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
(h)	Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
(i)	Metropolitan Life Insurance Company, 1125 17th Street, Denver, CO 80202

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. MetLife Investors USA Insurance Company (“Company”) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 14th day of April 2005.

METLIFE INVESTORS USA SEPARATE ACCOUNT A (Registrant)

By:	METLIFE INVESTORS USA INSURANCE COMPANY

By:	/s/ Michael K. Farrell
Michael K. Farrell
President and Chief Executive Officer

METLIFE INVESTORS USA INSURANCE COMPANY (Depositor)

By:	/s/ Michael K. Farrell
Michael K. Farrell
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 14, 2005.

/s/ Michael K. Farrell* Michael K. Farrell	Chairman of the Board, Chief Executive Officer, President and Director

/s/ James P. Bossert* James P. Bossert	Executive Vice President and Chief Financial Officer (Principal Accounting Officer) and Director

/s/ Susan A. Buffum* Susan A. Buffum	Director

/s/ Michael R. Fanning* Michael R. Fanning	Director

/s/ Elizabeth M. Forget* Elizabeth M. Forget	Director

/s/ George Foulke* George Foulke	Director

/s/ Hugh C. McHaffie* Hugh C. McHaffie	Director

/s/ Richard C. Pearson* Richard C. Pearson	Director

/s/ Jeffrey A. Tupper* Jeffrey A. Tupper	Director

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact
April 14, 2005

*	MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4
(File Nos. 333-54464/811-03365) filed as Exhibit 13 on April 27, 2004.